Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLE
As required by the Securities and Exchange Commission, the following table is intended to illustrate compensation “actually paid” to our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, in each case, as compared to (i) our cumulative total shareholder return (“TSR”) performance, (ii) our peer group TSR performance, (iii) net income, and (iv) FFO per share (as adjusted) (“FFO”), the company’s selected measure. Differences in our Summary Compensation Table amounts and compensation actually paid reflect changes in the fair value of equity awards, both outstanding and vested in each year, which take into account a discount for lack of marketability or illiquidity due to post-vesting restrictions and the future performance of the Company and relative performance indices based on Monte Carlo simulations for any market-based awards.
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(1)	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return ($)(2)	Peer Group Total Shareholder Return ($)(3)	Net Income (in millions) ($)	FFO per Share (as adjusted) ($)(4)
2022	$6,790,340	$(5,665,170)	$1,997,226	$(356,855)	$30.02	$66.06	$(16.5)	$2.02
2021	$10,548,816	$9,505,900	$2,846,242	$2,547,509	$71.13	$102.50	$29.0	$1.99
2020	$9,487,250	$(1,746,873)	$3,197,016	$(297,789)	$66.61	$83.39	$16.4	$1.91

(1)
Reflects compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for each relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2021	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo and Steven Jaffe
2020	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Alexander Vouvalides and Joshua A. Hatfield
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,822,958)	(8,431,334)	(7,598,582)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,227,894	8,171,332	5,656,443
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	35,617	996,925	831,241
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(5,905,835)	(652,908)	(8,371,120)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(2,070,805)	116,269	(1,752,105)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(919,424)	(1,243,200)	0
Total Adjustments	(12,455,510)	(1,042,916)	(11,234,123)
Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,007,360)	(1,791,987)	(2,137,304)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	237,904	1,626,555	1,586,431
Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	9,241	299,868	143,753
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,057,832)	(129,818)	(2,689,582)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(370,083)	22,340	(398,252)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(165,950)	(325,693)	0
Total Adjustments	(2,354,081)	(298,733)	(3,494,954)
For the fiscal year ending December 31, 2020, represents the actual achievement for the 2016, 2017, 2018 OPP awards, assumes achievement of the 2019 OPP and 2020 PSU awards based on actual performance through December 31, 2020 of the Company and indices as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
For the fiscal year ending December 31, 2021, represents actual achievement for the 2019 OPP awards, assumes achievement of 2020 and 2021 PSU awards based on actual performance of the Company and indices through December 31, 2021 as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
(For the fiscal year ending December 31, 2022, represents actual achievement for the 2020 PSU awards, assumes achievement of 2021 and 2022 awards based on actual performance of the Company and indices through December 31, 2022 as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
For the time-based LTIP units, fair value represents stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.
The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.
(2)
Based on a fixed investment of $100 on December 31, 2019 in the Company’s stock assuming reinvestment of dividends on the ex-dividend date.

(3)
Based on a fixed investment of $100 on December 31, 2019 in the Dow Jones U.S. Real Estate Office Index, assuming reinvestment of dividends.

(4)
FFO Per Share (as adjusted) is a non-GAAP measure. Refer to Appendix A for our definition of FFO and a reconciliation of net income to FFO, excluding specified items.

Company Selected Measure Name	FFO per Share
Named Executive Officers, Footnote [Text Block]
(1)
Reflects compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for each relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2021	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo and Steven Jaffe
2020	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Alexander Vouvalides and Joshua A. Hatfield

Peer Group Issuers, Footnote [Text Block]
(2)
Based on a fixed investment of $100 on December 31, 2019 in the Company’s stock assuming reinvestment of dividends on the ex-dividend date.

(3)
Based on a fixed investment of $100 on December 31, 2019 in the Dow Jones U.S. Real Estate Office Index, assuming reinvestment of dividends.

PEO Total Compensation Amount	$ 6,790,340	$ 10,548,816	$ 9,487,250
PEO Actually Paid Compensation Amount	$ (5,665,170)	9,505,900	(1,746,873)
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” for PEO

2022

2021

2020
 Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (4,822,958)(8,431,334)(7,598,582) Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End 1,227,8948,171,3325,656,443 Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date 35,617996,925831,241 Increase/deduction for Awards Granted during Prior FY that were Outstanding and
Unvested as of Applicable FY End, determined based on change in ASC 718 Fair
Value from Prior FY End to Applicable FY End (5,905,835)(652,908)(8,371,120) Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (2,070,805)116,269(1,752,105) Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End (919,424)(1,243,200)0 Total Adjustments (12,455,510)(1,042,916)(11,234,123)
For the fiscal year ending December 31, 2020, represents the actual achievement for the 2016, 2017, 2018 OPP awards, assumes achievement of the 2019 OPP and 2020 PSU awards based on actual performance through December 31, 2020 of the Company and indices as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
For the fiscal year ending December 31, 2021, represents actual achievement for the 2019 OPP awards, assumes achievement of 2020 and 2021 PSU awards based on actual performance of the Company and indices through December 31, 2021 as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
(For the fiscal year ending December 31, 2022, represents actual achievement for the 2020 PSU awards, assumes achievement of 2021 and 2022 awards based on actual performance of the Company and indices through December 31, 2022 as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
For the time-based LTIP units, fair value represents stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.
The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,997,226	2,846,242	3,197,016
Non-PEO NEO Average Compensation Actually Paid Amount	$ (356,855)	2,547,509	(297,789)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average) 202220212020 Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (1,007,360)(1,791,987)(2,137,304) Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End 237,9041,626,5551,586,431
Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	9,241	299,868	143,753
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,057,832)	(129,818)	(2,689,582)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(370,083)	22,340	(398,252)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(165,950)	(325,693)	0
Total Adjustments	(2,354,081)	(298,733)	(3,494,954)
For the fiscal year ending December 31, 2020, represents the actual achievement for the 2016, 2017, 2018 OPP awards, assumes achievement of the 2019 OPP and 2020 PSU awards based on actual performance through December 31, 2020 of the Company and indices as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
For the fiscal year ending December 31, 2021, represents actual achievement for the 2019 OPP awards, assumes achievement of 2020 and 2021 PSU awards based on actual performance of the Company and indices through December 31, 2021 as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
(For the fiscal year ending December 31, 2022, represents actual achievement for the 2020 PSU awards, assumes achievement of 2021 and 2022 awards based on actual performance of the Company and indices through December 31, 2022 as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
For the time-based LTIP units, fair value represents stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.
The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
•
Compensation Actually Paid vs. TSR Performance—Our TSR performance on both an absolute and relative basis directly impacts our equity awards and accordingly, as illustrated below, in years in which our TSR performance is negative, our Compensation Actually Paid also reflects negative amounts, which is a function of (i) the fact that our performance awards are fully earned only to the extent that rigorous relative TSR and absolute TSR goals are earned and (ii) the majority of our NEOs’ compensation is paid in the form of equity awards.

Compensation Actually Paid vs. Net Income [Text Block]
•
Compensation Actually Paid vs. Net Income—The Company does not consider net income (loss) to be an indicator of Company performance and accordingly, it is not utilized in our compensation programs. We believe there is limited relationship, if any, between Compensation Actually Paid and net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
•
Compensation Actually Paid vs. FFO per Share—FFO per Share represents the largest weighting in our cash bonus program and is one of the most frequently assessed REIT earnings measures. Compensation Actually Paid is generally aligned with the growth in our FFO per Share results, though given that the majority of our compensation is delivered in the form of equity awards, Compensation Actually Paid is more significantly impacted by changes in our stock price.

Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Important Financial Measures
The follow table reflects the financial measures that we have determined represent the most important financial measures used to link compensation actually paid to performance for 2022:
Most Import Financial Measures for 2022
FFO per Share
Same-Store Cash NOI Growth
Office Portfolio Leased
Leasing Volume
G&A to Consolidated Gross Assets
Accomplishment of ESG Priorities
Relative TSR vs. Nareit Equity Office REIT Index

Total Shareholder Return Amount	$ 30.02	71.13	66.61
Peer Group Total Shareholder Return Amount	66.06	102.5	83.39
Net Income (Loss)	$ (16,500,000)	$ 29,000,000	$ 16,400,000
Company Selected Measure Amount	2.02	1.99	1.91
PEO Name	Victor J. Coleman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO per Share
Non-GAAP Measure Description [Text Block]	(4) FFO Per Share (as adjusted) is a non-GAAP measure. Refer to Appendix A for our definition of FFO and a reconciliation of net income to FFO, excluding specified items.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Same-Store Cash NOI Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Office Portfolio Leased
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Leasing Volume
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	G&A to Consolidated Gross Assets
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Accomplishment of ESG Priorities
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR vs. Nareit Equity Office REIT Index
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,822,958)	$ (8,431,334)	$ (7,598,582)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,455,510)	(1,042,916)	(11,234,123)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,227,894	8,171,332	5,656,443
PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,617	996,925	831,241
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,905,835)	(652,908)	(8,371,120)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,070,805)	116,269	(1,752,105)
PEO [Member] | Fair Value of Awards Granted during Prior Year That Were Forfeited During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(919,424)	(1,243,200)	0
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,007,360)	(1,791,987)	(2,137,304)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,354,081)	(298,733)	(3,494,954)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	237,904	1,626,555	1,586,431
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,241	299,868	143,753
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,057,832)	(129,818)	(2,689,582)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(370,083)	22,340	(398,252)
Non-PEO NEO [Member] | Fair Value of Awards Granted during Prior Year That Were Forfeited During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (165,950)	$ (325,693)	$ 0